Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Operations
Sales	$ 2,214,325	$ 34,700	$ 6,832,370	$ 108,315	$ 1,316,304	$ 0
Cost of Goods Sold	1,353,743	29,475	3,747,353	90,812	914,759	0
Gross Profit	860,582	5,225	3,085,017	17,503	401,545	0
General and Administrative expense	209,026	5,108	645,262	7,588	110,520	56,177
Salaries	385,722	0	1,108,876	0	258,913	0
Rent	101,528	30,000	330,998	50,000	146,013	10,000
Utilities	30,165	0	91,861	0	29,956	0
Professional fees	38,660	0	86,711	0	18,728	16,284
Consulting	166,828	166,799	537,810	445,299	667,976	383,973
Depreciation	85,806	0	273,516	0	232,271	0
Total Expenses	1,017,735	201,907	3,075,034	502,887	1,464,377	466,434
Net Profit From Operations	(157,153)	(196,682)	9,983	(485,384)	(1,062,832)	(466,434)
Other Income / (Expenses)
Gain on Debt settlement	0	0	312,583	0	0	0
Shares issued for inducement	(82,100)		(82,100)
Financing Fees	0	0	(1,542,700)	0	(36,860)	(23,800)
Interest Expense	(56,956)	0	(130,150)	0	(70,974)	0
Net Profit / (Loss) Before Income Taxes	(296,209)	(196,682)	(1,432,384)	(485,384)	(1,170,666)	(490,234)
Income Tax Expense	0	0	0	0	0	0
Net Profit / (Loss)	$ (269,209)	$ (196,682)	$ (1,432,384)	$ (485,384)	$ (1,170,666)	$ (490,234)
NET PROFIT / (LOSS) PER COMMON SHARE - BASIC AND DILUTED	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.04)	$ (0.09)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	12,662,134	12,508,011	12,605,519	12,508,011	12,508,011	12,508,011